Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
11.
Intangible assets and Goodwill

Details of the Group’s intangible assets balances are presented below:

	December 31, 2025
	Cost	Accumulated amortization	Net book value
Developed technology	5,727	(3,730)	1,997
Trademark	210	(96)	114
Intellectual property	2,666	(1,999)	667
Customer relationship	10,401	(6,504)	3,897
Others	1,922	(648)	1,274
	20,926	(12,977)	7,949

	December 31, 2024
	Cost	Accumulated amortization	Net book value
Developed technology	3,929	(3,064)	865
Trademark	186	(66)	120
Intellectual property	2,351	(1,596)	755
Customer relationship	10,028	(5,123)	4,905
Others	444	(267)	177
	16,938	(10,116)	6,822

The following table illustrates the classification of amortization in the consolidated statements of operations:

	December 31, 2025	December 31, 2024	December 31, 2023
General and administrative	(15)	(16)	(17)
Sales and marketing	(1,576)	(1,212)	(1,204)
Research and development	(573)	(532)	(1,194)
Total	(2,164)	(1,760)	(2,415)

There were no events or changes in circumstances that indicate that the carrying amount of intangible assets with finite useful life may not be recoverable; therefore, no impairment charges were recorded for the years ended December 31, 2025, 2024 and 2023.

Estimated future amortization expense related to intangible assets, as of December 31, 2025 is as follows:

Fiscal year	Amount
2026	2,228
2027	1,964
2028	1,876
2029	1,008
2030	524
Thereafter	349
Total	7,949

Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. The changes to the carrying amount of goodwill as follows:

	December 31, 2025	December 31, 2024
Opening balance on January 1	22,168	21,832
Goodwill acquired	2,496	2,906
Exchange rate differences	1,660	(2,570)
Closing balance on December 31	26,324	22,168

Goodwill amounts are not amortized but tested for impairment on an annual basis or whenever any impairment triggers are identified. There were no impairment charges recorded for the years ended December 31, 2025, 2024 and 2023.